Basis of preparation - Consolidated Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of initial application of standards or interpretations [line items]
Cash used in operating activities	$ (6,583,165)	$ (8,963,557)		$ (4,801,045)
Cash used in investing activities	(46,363)	(45,701)		(31,807)
Cash provided by financing activities	(361,044)	4,709,739		19,372,334
Effect of foreign exchange on cash	4,041			195,863
Net (decrease) increase in cash	(6,986,531)	(4,435,665)		14,735,345
Cash, beginning of year	10,434,196	14,869,861		134,516
Cash, end of year	$ 3,447,665	$ 10,434,196		$ 14,869,861
As reported
Disclosure of initial application of standards or interpretations [line items]
Cash used in operating activities			$ (11,973,226)		$ (6,062,510)
Cash used in investing activities			(60,016)		(39,809)
Cash provided by financing activities			6,435,884		24,456,551
Effect of foreign exchange on cash			871,636		325,741
Net (decrease) increase in cash			(4,725,722)		18,679,973
Cash, beginning of year			18,851,244		171,271
Cash, end of year			$ 14,125,522		$ 18,851,244